Label	Element	Value
First Investors Tax Exempt Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fite497_SupplementTextBlock
Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Opportunities Fund